Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0002080216
Registrant Name	BOA Acquisition Corp. II
Registration File Number	333-290732
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES